Changes in Carrying Amount of Goodwill, by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Goodwill [Line Items]
Goodwill beginning balance	$ 1,192,174	$ 1,143,913
Acquisitions	77,459	43,656
Translation adjustments	(23,871)	4,605
Goodwill ending balance	1,245,762	1,192,174
Industrial Segment
Goodwill [Line Items]
Goodwill beginning balance	537,318	516,335
Acquisitions	5,826	19,736
Translation adjustments	(16,725)	1,247
Goodwill ending balance	526,419	537,318
Consumer Segment
Goodwill [Line Items]
Goodwill beginning balance	477,718	453,600
Acquisitions	25,994	21,277
Translation adjustments	(4,325)	2,841
Goodwill ending balance	499,387	477,718
Specialty Segment
Goodwill [Line Items]
Goodwill beginning balance	177,138	173,978
Acquisitions	45,639	2,643
Translation adjustments	(2,821)	517
Goodwill ending balance	$ 219,956	$ 177,138